7. INTANGIBLE ASSETS (Details 1) (USD $)	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
December 31, 2013	$ 1,163,000
December 31, 2014	1,163,000
December 31, 2015	1,163,000
December 31, 2016	1,163,000
December 31, 2017	616,000
Thereafter	621,000
Total	$ 5,889,000